Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 2,984	$ 2,643
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 2,984	$ 2,643